Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Recapitalization [Abstract]
Business Combination

(3)    Business Combination

On August 10, 2023, we consummated the previously announced merger pursuant to the Merger Agreement by and among MTAC, Merger Sub, Inc., and TriSalus Life Sciences, Inc. Upon the closing of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Legacy TriSalus (the “Business Combination”) with Legacy TriSalus surviving the merger as a wholly owned subsidiary of MTAC, renamed “TriSalus Operating Life Sciences, Inc.” In addition, in connection with the consummation of the Business Combination, MTAC was renamed “TriSalus Life Sciences, Inc.”

Immediately prior to the effective time of the Business Combination, each in-the-money warrant of Legacy TriSalus that was unexercised and unexpired was automatically net exercised into the respective series of preferred stock of Legacy TriSalus. Each share of preferred stock of Legacy TriSalus (“Legacy TriSalus Preferred Stock”) that was issued and outstanding was then automatically converted into shares of common stock of Legacy TriSalus (“Legacy TriSalus Common Stock”) in accordance with the Amended and Restated Certificate of Incorporation of Legacy TriSalus at the then current conversion price, such that each converted share of Legacy TriSalus Preferred Stock was no longer outstanding and ceased to exist, and each holder of Legacy TriSalus Preferred Stock thereafter ceased to have any rights with respect to such securities.

Proceeds from this transaction totaled $42,854. These proceeds were comprised of $2,704 from the MTAC trust account, and $40,150 received from the assumption of a concurrent private investment in public equity financing (“PIPE Financing”). Pursuant to the terms of the Merger Agreement, $6,000 of the proceeds were used to pay expenses incurred by MTAC related to the merger, resulting in net cash proceeds of $36,854. The Company incurred $6,069 in transaction costs relating to the merger with MTAC, of which $1,742 was recorded as a reduction of equity and the balance of $4,327 was recorded in general and administrative expense.

Pursuant to the terms of the Merger Agreement, the existing stockholders of Legacy TriSalus exchanged their equity holdings at an exchange ratio of 0.02471853 (the “Exchange Ratio”) for an aggregate of 21,999,886 shares of our Common Stock. In addition, MTAC had previously issued public warrants and private placement warrants (collectively, the “MTAC Warrants”) as part of its initial public offering in November 2020. None of the terms of the MTAC Warrants were modified as a result of the Business Combination. See Note (10) Warrants for additional discussion of the warrants.

(3)Business Combination

On August 10, 2023, we consummated the previously announced merger pursuant to the Merger Agreement by and among MTAC, Merger Sub, Inc., and TriSalus Life Sciences, Inc. Upon the closing of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Legacy TriSalus (the “Business Combination”) with Legacy TriSalus surviving the merger as a wholly-owned subsidiary of MTAC, renamed “TriSalus Operating Life Sciences, Inc.” In addition, in connection with the consummation of the Business Combination, MTAC was renamed “TriSalus Life Sciences, Inc.”

Immediately prior to the effective time of the Business Combination, each in-the-money warrant of Legacy TriSalus that was unexercised and unexpired was automatically net exercised into the respective series of preferred stock of Legacy TriSalus. Each share of preferred stock of Legacy TriSalus (“Legacy TriSalus Preferred Stock”) that was issued and outstanding was then automatically converted into shares of common stock of Legacy TriSalus (“Legacy TriSalus Common Stock”) in accordance with the Amended and Restated Certificate of Incorporation of Legacy TriSalus at the then current conversion price, such that each converted share of Legacy TriSalus Preferred Stock was no longer outstanding and ceased to exist, and each holder of Legacy TriSalus Preferred Stock thereafter ceased to have any rights with respect to such securities.

At the Closing Date, by virtue of the Business Combination and without any action on the part of MTAC, Merger Sub, Legacy TriSalus or the holders of any of the following securities:

(a)

each share of Legacy TriSalus Common Stock (including shares of Legacy TriSalus Common Stock resulting from the conversion of shares of TriSalus Preferred Stock described above) that was issued and outstanding immediately prior to the Effective Time were exchanged at an exchange ratio of 0.02471853 (the “Exchange Ratio”) for an aggregate of 21,999,886 shares of our Common Stock;

(b)

each option to purchase shares of Legacy TriSalus Common Stock, whether vested or unvested, converted into an option to purchase shares of our Common Stock (“TriSalus Assumed Option”), with each TriSalus Assumed Option subject to the same terms and conditions as were applicable to the original Legacy TriSalus option and with the resulting exercise price and number of shares of TriSalus Common Stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement; and

(c)

each Legacy TriSalus restricted stock unit (“RSU”) award converted into a restricted stock unit award to receive shares of our Common Stock (“TriSalus Assumed RSU Award”), with each TriSalus Assumed RSU Award subject to the same terms and conditions as were applicable to the original Legacy TriSalus restricted stock unit award, and with the number of shares of TriSalus Common Stock to which the TriSalus Assumed RSU Award relates being based on the Exchange Ratio and other terms contained in the Merger Agreement.

The Business Combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, MTAC was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Legacy TriSalus stockholders have a majority of the voting power of TriSalus, Legacy TriSalus comprises all of our ongoing operations, Legacy TriSalus has appointed a majority of our governing body, and Legacy TriSalus’ senior management comprises all of our senior management. Accordingly, for accounting purposes, the financial statements of the combined entity represented a continuation of the financial statements of Legacy TriSalus with the business combination being treated as the equivalent of Legacy TriSalus issuing stock for the net assets of MTAC, accompanied by a recapitalization. Operations prior to the Business Combination are those of Legacy TriSalus. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (1.0 share of Legacy TriSalus for approximately 0.02471853 shares of TriSalus).

Proceeds from this transaction totaled $42,854. These proceeds were comprised of $2,704 from the MTAC trust account, and $40,150 received from the assumption of a concurrent private investment in public equity financing (“PIPE Financing”). Pursuant to the terms of the Merger Agreement, $6,000 of the proceeds were used to pay expenses incurred by MTAC related to the merger, resulting in net cash proceeds of $36,854. The Company incurred $6,069 in transaction costs relating to the merger with MTAC, of which $1,742 was recorded as a reduction of equity and the balance of $4,327 was recorded in general and administrative expense.

Pursuant to the terms of the Merger Agreement, the existing stockholders of Legacy TriSalus exchanged their interests for shares of common stock of TriSalus. In addition, MTAC had previously issued public warrants and private placement warrants (collectively, the “MTAC Warrants”) as part of its initial public offering in November 2020. None of the terms of the MTAC Warrants were modified as a result of the Business Combination. On the Closing Date, the Company recorded a liability related to the MTAC Warrants of $2,568. During the period from August 10, 2023, to December 31, 2023, the fair value of the MTAC Warrants increased to $16,916, resulting in a loss on the change in fair value of $14,348 and a gain of $10,855 in the Condensed Consolidated Statements of Operations for the year ended December 31, 2023.

Immediately following the Business Combination, there were 26,316,681 shares of our Common Stock outstanding, options and RSUs to purchase an aggregate of 2,816,224 shares of common stock, and warrants outstanding to purchase 14,266,605 shares of common stock.

PIPE Financing

On the Closing Date, certain investors agreed to purchase an aggregate of 4,015,002 newly-issued shares of Series A Convertible Preferred Stock at a purchase price of $10.00 per share for an aggregate purchase price of $40,150, pursuant to separate subscription agreements dated June 7, 2023, and July 4, 2023 (collectively, the “Subscription Agreements”). See Note (14) Convertible Preferred Stock for further discussion.

Sponsor Earnout

In connection with the execution of the Merger Agreement, MTAC entered into the Sponsor Support Agreement. Pursuant to the Sponsor Support Agreement, the 3,125,000 Sponsor Earnout Shares became unvested and subject to potential forfeiture if certain triggering events are not achieved prior to the 5th anniversary of the Closing Date. Pursuant to the Sponsor Support Agreement, (i) 25% of the shares of our Common Stock held by the Sponsor Holders will only vest if, during the five years period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $15.00 for any 20 trading days within a period of 30 consecutive trading days, (ii) 25% of the shares of our Common Stock held by the Sponsor Holders will only vest if, during the five years period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $20.00 for any 20 trading days within a period of 30 consecutive trading days, (iii) 25% of the shares of our Common Stock held by the Sponsor Holders will only vest if, during the five years period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $25.00 for any 20 trading days within a period of 30 consecutive trading days; and (iv) 25% of the shares of our Common Stock held by the Sponsor Holders will only vest if, during the five years period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $30.00 for any 20 trading days within a period of 30 consecutive trading days. Additionally, the Sponsor Earnout Shares will vest if there is a change in control of our company on or before the 5th anniversary of the Closing Date that results in the holders of our Common Stock receiving a price per share equal to or in excess of the applicable earnout targets. Any such shares held by the Sponsor Holders that remain unvested after the 5th anniversary of the Closing will be forfeited. See Note (9) Contingent Earnout Liability for additional discussion of the Sponsor Earnout Shares and the liability we have recorded for them.